Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Miscellaneous non-current liabilities [abstract]
Disclosure other non-current liabilities [text block]
	As of December 31,
in 000€	2020	2019	2018
Provisions	318	122	82
Other	80	574	786
Total	398	696	868